Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 691	$ 711
Less: Accumulated depreciation		(557)	(507)
Property and equipment, net	$ 82	134	204
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		94	89
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		27	27
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		81	81
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		368	368
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 121	$ 146